Employee Benefit Plan (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Employee Benefit Plan
Note 11-Employee Benefit Plan
Employee Benefit Plan
Angion sponsors a retirement savings plan intended to qualify for favorable tax treatment under Section 401(a) of the Code, and contains a cash or deferred feature intended to meet the requirements of Section 401(k) of the Code. Participants may make pre-tax and certain after-tax (Roth) salary deferral contributions to the plan from their eligible earnings up to the statutorily prescribed annual limit under the Code. Participants who are 50 years of age or older may contribute additional amounts based on the statutory limits for catch-up contributions. Participant contributions are held in trust as required by law. No minimum benefit is provided under the plan. An employee’s interest in his or her salary deferral contributions is 100% vested when contributed. Contributions, subject to established limits, are matched at a dollar for dollar rate up to 3% of an individual’s earnings and fifty cents on the dollar on the next 4-5% of earnings.

Note 13-Employee Benefit Plan
Employee Benefit Plan
Angion sponsors a retirement savings plan that is intended to qualify for favorable tax treatment under Section 401(a) of the Code, and contains a cash or deferred feature that is intended to meet the requirements of Section 401(k) of the Code. Participants may make pre-tax and certain after-tax (Roth) salary deferral contributions to the plan from their eligible earnings up to the statutorily prescribed annual limit under the Code. Participants who are 50 years of age or older may contribute additional amounts based on the statutory limits for catch-up contributions. Participant contributions are held in trust as required by law. No minimum benefit is provided under the plan. An employee’s interest in his or her salary deferral contributions is 100% vested when contributed. Contributions, subject to established limits, are matched at a dollar for dollar rate up to 3% of an individual’s earnings and fifty cents on the dollar on the next 4-5% of earnings.